United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-2782

(Investment Company Act File Number)

Federated High Income Bond Fund, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/2011

Date of Reporting Period: 03/31/2011

Item 1.                      Reports to Stockholders

Federated High Income Bond Fund, Inc.

Fund Established 1977

ANNUAL SHAREHOLDER REPORT

March 31, 2011

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND FUND OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$7.35	$5.39	$7.32	$8.11	$7.87
Income From Investment Operations:
Net investment income	0.58	0.57	0.60	0.57 [1]	0.58 [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.36	1.96	(1.93)	(0.77)	0.25
TOTAL FROM INVESTMENT OPERATIONS	0.94	2.53	(1.33)	(0.20)	0.83
Less Distributions:
Distributions from net investment income	(0.58)	(0.57)	(0.60)	(0.59)	(0.59)
Redemption Fees	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net Asset Value, End of Period	$7.71	$7.35	$5.39	$7.32	$8.11
Total Return [3]	13.42%	48.58%	(18.87)%	(2.59)%	11.05%
Ratios to Average Net Assets:
Net expenses	1.23%	1.23%	1.23%	1.23%	1.22%
Net investment income	7.66%	8.68%	9.45%	7.29%	7.35%
Expense waiver/reimbursement [4]	0.01%	0.02%	0.03%	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$833,523	$764,171	$481,308	$588,068	$700,306
Portfolio turnover	41%	35%	19%	20%	32%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$7.34	$5.38	$7.31	$8.10	$7.86
Income From Investment Operations:
Net investment income	0.54	0.52	0.56	0.51 [1]	0.52 [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.34	1.96	(1.94)	(0.76)	0.25
TOTAL FROM INVESTMENT OPERATIONS	0.88	2.48	(1.38)	(0.25)	0.77
Less Distributions:
Distributions from net investment income	(0.53)	(0.52)	(0.55)	(0.54)	(0.53)
Redemption Fees	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net Asset Value, End of Period	$7.69	$7.34	$5.38	$7.31	$8.10
Total Return [3]	12.44%	47.55%	(19.51)%	(3.33)%	10.22%
Ratios to Average Net Assets:
Net expenses	1.99%	1.99%	1.99%	1.99%	1.97%
Net investment income	6.92%	7.93%	8.51%	6.48%	6.58%
Expense waiver/reimbursement [4]	0.00% [5]	0.01%	0.03%	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$114,006	$150,115	$139,686	$257,256	$409,977
Portfolio turnover	41%	35%	19%	20%	32%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$7.34	$5.38	$7.31	$8.10	$7.86
Income From Investment Operations:
Net investment income	0.53	0.52	0.55	0.51 [1]	0.52 [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.35	1.96	(1.93)	(0.76)	0.25
TOTAL FROM INVESTMENT OPERATIONS	0.88	2.48	(1.38)	(0.25)	0.77
Less Distributions:
Distributions from net investment income	(0.53)	(0.52)	(0.55)	(0.54)	(0.53)
Redemption Fees	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net Asset Value, End of Period	$7.69	$7.34	$5.38	$7.31	$8.10
Total Return [3]	12.44%	47.55%	(19.50)%	(3.32)%	10.24%
Ratios to Average Net Assets:
Net expenses	1.99%	1.99%	1.98%	1.98%	1.97%
Net investment income	6.90%	7.93%	8.67%	6.51%	6.60%
Expense waiver/reimbursement [4]	0.00% [5]	0.01%	0.04%	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$169,501	$152,335	$87,576	$108,654	$147,719
Portfolio turnover	41%	35%	19%	20%	32%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2010 to March 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2010	Ending Account Value 3/31/2011	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,067.40	$6.34
Class B Shares	$1,000	$1,062.10	$10.23
Class C Shares	$1,000	$1,062.10	$10.23
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.80	$6.19
Class B Shares	$1,000	$1,015.01	$10.00
Class C Shares	$1,000	$1,015.01	$10.00
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.23%
Class B Shares	1.99%
Class C Shares	1.99%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value for Class A Shares, for the 12-month reporting period ended March 31, 2011, was 13.42% and 12.44%, for the Class B Shares and Class C Shares. The total return of the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI), 1 a broad-based securities market index, was 14.26% during the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BCHY2%ICI. The total return for the Class A Shares consisted of 8.52% of income and 4.90% of capital appreciation in the net asset value of the shares.

For purposes of the following, the discussion will focus on the performance of the fund's Class A Shares.

MARKET OVERVIEW

The high-yield market generated attractive total returns during the reporting period. The major factor behind these attractive returns was the continuing recovery of the domestic economy from the economic weakness of 2008 and 2009, encouraged by substantial fiscal and monetary policy stimuli. These stimulative policies include a low interest rate policy, a second round of quantitative easing (dubbed QE2) and tax relief. While the recovery has been somewhat modest compared to historical recoveries, especially in light of the severity of the downturn, corporate profits and creditworthiness somewhat surprised to the upside. For example, high-yield default rates were well below average in calendar 2010 totaling just 1.1% of outstanding par value compared to 4.2% from 1985 through 2010 and 10.7% in 2009 according to the Altman High Yield Bond Default and Return Report. Also, high-yield ratings upgrades exceeded downgrades in 2010 and the first quarter of 2011. The overall impact of these factors can be illustrated by the decline in the spread between the Credit Suisse High Yield Bond Index 2 and comparable Treasuries from 5.91% on March 31, 2010, to 5.05% on March 31, 2011.

1	The BCHY2%ICI is the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index (BCHYI). The BCHYI is an index that covers the universe of fixed-rate, noninvestment-grade debt. Pay-in-kind (PIK) bonds, eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging countries are included. Original issue zeroes, step-up coupon structures and 144-As are also included. The index is unmanaged, and unlike the Fund, is not affected by cash flows.
2	Credit Suisse High Yield Index serves as a benchmark to evaluate the performance of low-quality bonds. Low quality is defined as those bonds in the range from BB to CCC and defaults. Investments cannot be made in an index. The index is unmanaged, and unlike the Fund, is not affected by cash flows.
Annual Shareholder Report

Within the high-yield market, during the reporting period, major industry sectors that outperformed the BCHY2%ICI included the Technology, Gaming, Financial Institutions, Wireless Communications and Services.

While still attractive on an absolute basis, the Electric Utility, Home Construction, Food & Beverage, Retailers and Building Material sectors underperformed the BCHY2%ICI. From a ratings quality perspective, the CCC-rated sector of the BCHY2%ICI returned 15.95%, outperforming the higher quality BB and B-rated quality sectors which returned 13.29% and 14.03%, respectively. 3

FUND PERFORMANCE

The Fund underperformed the BCHY2%ICI for the reporting period. The Fund was negatively impacted by an underweight position, relative to the BCHY2%ICI, in the strong performing Financial Institutions sector and an overweight position, in the underperforming Food & Beverage sector. Security selection also negatively impacted returns in the Wireline Telecommunication, Services and Technology sectors. Specific fund holdings 4 that substantially underperformed the BCHY2%ICI included: electric utility company Texas Competitive Electric Holdings; packaged ice company Reddy Ice; Sorenson Communication, a provider of telephone service products for the hearing impaired; defaulted bonds of General Motors; and Nebraska Book Company, an operator of college bookstores.

The Fund benefitted from an overweight position, relative to the BCHY2%ICI, in the strong performing Gaming sector, an underweight in the poor performing Electric Utility sector and an overweight and strong security selection in the Media Non-Cable sector. Strong security selection in the Media – Cable, Energy and Industrial – Other sectors also enhanced returns. Specific fund holdings that substantially outperformed the BCHY2%ICI included: Baker and Taylor, a distributor of books; broadcast television station operator Nexstar Broadcasting; gaming operator Indianapolis Downs; Affinity Group Holdings, a supplier to the RV industry; and Univision Television, a Spanish language television broadcaster.

3	High-yield, lower-rated securities generally entail greater market, credit/default and liquidity risks, and may be more volatile than investment-grade securities.
4	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT – CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated High Income Bond Fund, Inc. (Class A Shares) (the “Fund”) from March 31, 2001 to March 31, 2011, compared to the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI) 2 and the Lipper High Current Yield Fund Average (LHCYFA). 2

Average Annual Total Returns [3] for the Period Ended 3/31/2011
1 Year	8.27%
5 Years	7.15%
10 Years	7.07%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 4.50%.

1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The BCHY2%ICI and the LHCYFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The BCHY2%ICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LHCYFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.
3	Total returns quoted reflect all applicable sales charges.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT – CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated High Income Bond Fund, Inc. (Class B Shares) (the “Fund”) from March 31, 2001 to March 31, 2011, compared to the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI) 2 and the Lipper High Current Yield Fund Average (LHCYFA). 2

Average Annual Total Returns [3] for the Period Ended 3/31/2011
1 Year	6.94%
5 Years	7.01%
10 Years	6.92%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 5.50% as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund. The maximum CDSC is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BCHY2%ICI and the LHCYFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The BCHY2%ICI is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LHCYFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.
3	Total returns quoted reflect all applicable contingent deferred sales charges.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT – CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated High Income Bond Fund, Inc. (Class C Shares) (the “Fund”) from March 31, 2001 to March 31, 2011, compared to the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI) 2 and the Lipper High Current Yield Fund Average (LHCYFA). 2

Average Annual Total Returns [3] for the Period Ended 3/31/2011
1 Year	11.44%
5 Years	7.32%
10 Years	6.76%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 1.00% as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund. A 1.00% CDSC would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BCHY2%ICI and the LHCYFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The BCHY2%ICI is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LHCYFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.
3	Total returns quoted reflect all applicable contingent deferred sales charges.

Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At March 31, 2011, the Fund's index classification 1 was as follows:

Index Classification	Percentage of Total Net Assets
Technology	10.2%
Health Care	8.5%
Media — Non-Cable	8.4%
Energy	6.4%
Financial Institutions	6.0%
Gaming	5.1%
Industrial — Other	4.6%
Automotive	4.5%
Consumer Products	4.5%
Retailers	4.4%
Wireless Communications	3.8%
Food & Beverage	3.6%
Packaging	3.5%
Other [2]	23.9%
Cash Equivalents [3]	1.4%
Other Assets and Liabilities — Net [4]	1.2%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI). Individual portfolio securities that are not included in the BCHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments

March 31, 2011

Principal Amount or Shares			Value
		Corporate Bonds – 97.1%
		Aerospace/Defense – 1.9%
$2,900,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	2,990,625
2,650,000	[1,2]	Altegrity, Inc., Company Guarantee, Series 144A, 10.50%, 11/1/2015	2,822,250
2,800,000	[1,2]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	3,010,000
600,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, 9.75%, 4/1/2017	442,500
2,100,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015	2,173,500
1,100,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	1,160,500
600,000	[1,2]	Sequa Corp., Sr. Note, Series 144A, 11.75%, 12/1/2015	651,000
1,922,086	[1,2]	Sequa Corp., Sr. PIK Deb., Series 144A, 13.50%, 12/1/2015	2,109,490
5,375,000	[1,2]	TransDigm, Inc., Series 144A, 7.75%, 12/15/2018	5,798,281
		TOTAL	21,158,146
		Automotive – 4.5%
1,575,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, Series 144A, 10.75%, 8/15/2016	1,797,469
550,000	[1,2]	Affinia Group, Inc., Sr. Sub. Note, Series 144A, 9.00%, 11/30/2014	569,250
475,000	[1,2]	American Axle & Manufacturing Holdings, Inc., Sr. Sub. Note, Series 144A, 9.25%, 1/15/2017	529,625
1,950,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	2,203,500
1,775,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	1,917,000
400,000		Dana Holding Corp., Sr. Note, 6.50%, 2/15/2019	400,000
400,000		Dana Holding Corp., Sr. Note, 6.75%, 2/15/2021	402,000
2,625,000	[1,2]	Exide Technologies, Sr. Secd. Note, Series 144A, 8.625%, 2/1/2018	2,815,312
2,450,000		Ford Motor Credit Co., Floating Rate Note — Sr. Note, 3.05313%, 1/13/2012	2,474,525
1,050,000		Ford Motor Credit Co., Note, 7.50%, 8/1/2012	1,119,550
1,925,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	2,082,571
3,625,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	4,031,083
7,800,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	8,854,100
1,050,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	1,203,096
9,550,000	[3,4]	General Motors Corp., Deb., 7.40%, 9/1/2025	2,721,750
400,000		Lear Corp., Company Guarantee, 7.875%, 3/15/2018	437,000
475,000		Lear Corp., Company Guarantee, 8.125%, 3/15/2020	524,875
1,100,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	1,225,125
Annual Shareholder Report

Principal Amount or Shares			Value
$2,575,000	[1,2]	Pinafore, LLC, Sr. Secd. 2nd Priority Note, Series 144A, 9.00%, 10/1/2018	2,806,750
2,750,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	3,052,500
1,025,000	[1,2]	TRW Automotive, Inc., Sr. Note, Series 144A, 8.875%, 12/1/2017	1,153,125
1,975,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	2,054,000
750,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	804,375
1,890,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	2,116,800
2,625,000	[1,2]	United Components, Inc., Sr. Note, Series 144A, 8.625%, 2/15/2019	2,769,375
		TOTAL	50,064,756
		Building Materials – 1.5%
400,000	[1,2]	American Standard Cos., Sr. Secd. Note, Series 144A, 10.75%, 1/15/2016	429,000
1,050,000	[1,2]	Associated Materials, Inc., Sr. Secd. Note, Series 144A, 9.125%, 11/1/2017	1,126,125
1,275,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	1,332,375
1,075,000		Interline Brands, Inc., Company Guarantee, 7.00%, 11/15/2018	1,107,250
4,175,000		Norcraft Cos. LLC, Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	4,482,906
1,205,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	1,198,975
1,700,000	[1,2]	Nortek Holdings, Inc., Sr. Note, Series 144A, 10.00%, 12/1/2018	1,840,250
2,900,000		Nortek Holdings, Inc., Sr. Secd. Note, 11.00%, 12/1/2013	3,081,250
2,525,000	[1,2]	Ply Gem Industries, Inc., Sr. Secd. Note, Series 144A, 8.25%, 2/15/2018	2,607,063
		TOTAL	17,205,194
		Chemicals – 3.1%
650,000	[1,2]	Celanese Corp., Company Guarantee, Series 144A, 6.625%, 10/15/2018	671,125
1,325,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	1,450,875
1,050,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	1,118,250
3,500,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	3,718,750
1,700,000	[1,2]	Hexion U.S. Finance Corp., Sr. Secd. Note, Series 144A, 9.00%, 11/15/2020	1,766,938
2,225,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	2,197,187
2,900,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	3,175,500
2,200,000	[1,2]	Huntsman International LLC, Sr. Sub. Note, Series 144A, 8.625%, 3/15/2021	2,409,000
1,700,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	1,853,000
Annual Shareholder Report

Principal Amount or Shares			Value
$2,725,000	[1,2]	Momentive Performance Materials, Inc., Series 144A, 9.00%, 1/15/2021	2,823,781
1,075,000		Nalco Co., Sr. Note, 8.25%, 5/15/2017	1,179,813
1,200,000	[1,2]	Nalco Co., Sr. Note, Series 144A, 6.625%, 1/15/2019	1,240,500
175,000	[1,2]	Omnova Solutions, Inc., Sr. Note, Series 144A, 7.875%, 11/1/2018	178,063
1,525,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	1,669,875
400,000	[1,2]	Polymer Group, Inc., Sr. Secd. Note, Series 144A, 7.75%, 2/1/2019	414,500
1,925,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	2,127,125
1,650,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	1,798,500
1,900,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	2,029,266
1,175,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,298,276
1,075,000	[1,2]	Vertellus Specialties, Inc., Sr. Secd. Note, Series 144A, 9.375%, 10/1/2015	1,152,938
		TOTAL	34,273,262
		Construction Machinery – 0.9%
1,150,000	[1,2]	Case New Holland, Sr. Note, Series 144A, 7.875%, 12/1/2017	1,283,688
1,359,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	1,430,347
1,325,000		Rental Service Corp., Sr. Note, Series WI, 10.25%, 11/15/2019	1,517,125
1,075,000	[1,2]	Rental Service Corp., Sr. Secd. Note, Series 144A, 10.00%, 7/15/2017	1,230,875
1,000,000	[1,2]	Rental Service Corp., Sr. Unsecd. Note, Series 144A, 8.25%, 2/1/2021	1,045,000
3,750,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	3,937,500
		TOTAL	10,444,535
		Consumer Products – 4.5%
3,100,000		Central Garden & Pet Co., Sr. Sub., 8.25%, 3/1/2018	3,262,750
3,800,000		Diversey Holdings, Inc., Sr. Unsecd. Note, 10.50%, 5/15/2020	4,431,750
1,200,000		Diversey, Inc., Company Guarantee, 8.25%, 11/15/2019	1,293,000
4,050,000		Easton Bell Sports Inc., Sr. Secd. Note, 9.75%, 12/1/2016	4,576,500
5,700,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	6,113,250
1,100,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	1,208,625
1,485,000		Libbey Glass, Inc., Sr. Secd. Note, 10.00%, 2/15/2015	1,626,075
2,125,000	[1,2]	Prestige Brands Holdings, Inc., Company Guarantee, Series 144A, 8.25%, 4/1/2018	2,252,500
1,165,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	1,325,188
5,200,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	5,278,000
3,450,000	[1,2]	Simmons Co., Company Guarantee, Series 144A, 11.25%, 7/15/2015	3,738,937
4,748,270		Spectrum Brands, Inc., Bond, 12.00%, 8/28/2019	5,318,062
1,325,000	[1,2]	Spectrum Brands, Inc., Sr. Secd. Note, Series 144A, 9.50%, 6/15/2018	1,467,438
Annual Shareholder Report

Principal Amount or Shares			Value
$7,675,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	8,327,375
		TOTAL	50,219,450
		Energy – 6.4%
3,925,000		ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, 11.875%, 5/1/2015	4,140,875
325,000	[1,2]	Basic Energy Services, Inc., Bond, Series 144A, 7.75%, 2/15/2019	335,563
3,475,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	3,544,500
625,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	646,094
3,425,000	[1,2]	CHC Helicopter Corp., Sr. Secd. Note, Series 144A, 9.25%, 10/15/2020	3,544,875
3,550,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	4,055,875
625,000		Chaparral Energy Inc., Company Guarantee, 8.875%, 2/1/2017	659,375
2,475,000	[1,2]	Chaparral Energy Inc., Company Guarantee, Series 144A, 9.875%, 10/1/2020	2,759,625
4,175,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	4,529,875
1,725,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	2,147,625
110,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	113,575
1,525,000		Cie Generale de Geophysique, Company Guarantee, 9.50%, 5/15/2016	1,708,000
2,100,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	2,218,125
2,650,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	2,809,000
2,200,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	2,241,250
2,075,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	2,189,125
1,225,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	1,243,375
525,000		Denbury Resources, Inc., Sr. Sub. Note, 6.375%, 8/15/2021	539,438
1,450,000		Denbury Resources, Inc., Sr. Sub. Note, 9.75%, 3/1/2016	1,642,125
773,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	867,692
1,725,000		EXCO Resources, Inc., Sr. Note, 7.50%, 9/15/2018	1,759,500
500,000	[1,2]	Frac Tech Services LLC, Company Guarantee, Series 144A, 7.125%, 11/15/2018	513,750
3,425,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, Series 144A, 7.75%, 11/1/2015	3,562,000
1,925,000	[1,2]	Linn Energy LLC, Sr. Note, Series 144A, 8.625%, 4/15/2020	2,146,375
1,600,000	[1,2]	Linn Energy LLC, Sr. Unsecd. Note, Series 144A, 7.75%, 2/1/2021	1,716,000
2,600,000	[1,2]	McJunkin Red Man Corp., Sr. Secd. Note, Series 144A, 9.50%, 12/15/2016	2,645,500
3,200,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	3,364,000
3,925,000		Petrohawk Energy Corp., Company Guarantee, 7.25%, 8/15/2018	4,062,375
425,000	[1,2]	Petrohawk Energy Corp., Company Guarantee, Series 144A, 7.25%, 8/15/2018	439,875
1,850,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	2,015,542
Annual Shareholder Report

Principal Amount or Shares			Value
$1,225,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	1,270,937
1,100,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	1,182,500
1,925,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	2,018,844
1,475,000		Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016	1,537,687
1,400,000	[1,2]	Sandridge Energy, Inc., Sr. Unsecd. Note, Series 144A, 9.875%, 5/15/2016	1,561,000
		TOTAL	71,731,872
		Entertainment – 1.5%
4,000,000	[1,2]	Cedar Fair LP, Sr. Unsecd. Note, Series 144A, 9.125%, 8/1/2018	4,360,000
3,525,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	3,868,687
3,325,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
625,000	[1,2]	Palace Entertainment Holdings LLC, Sr. Secd. Note, Series 144A, 8.875%, 4/15/2017	642,188
1,350,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	1,456,313
2,825,000		Universal City Development Partners Ltd., Company Guarantee, 10.875%, 11/15/2016	3,185,187
3,000,000		Universal City Development Partners Ltd., Company Guarantee, 8.875%, 11/15/2015	3,281,250
		TOTAL	16,793,625
		Financial Institutions – 6.0%
1,175,000		Ally Financial, Inc., Company Guarantee, 6.875%, 9/15/2011	1,199,969
2,786,000		Ally Financial, Inc., Company Guarantee, 7.00%, 2/1/2012	2,880,028
2,300,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	2,518,500
1,050,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	1,145,813
5,900,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	6,482,625
1,000,000	[1,2]	Ally Financial, Inc., Company Guarantee, Series 144A, 7.50%, 9/15/2020	1,071,250
2,750,000	[1,2]	Ally Financial, Inc., Series 144A, 6.25%, 12/1/2017	2,805,000
1,050,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	1,065,057
20,100,000		CIT Group, Inc., Sr. Secd. Note, 7.00%, 5/1/2017	20,175,375
2,150,000		Icahn Enterprises LP, Company Guarantee, 8.00%, 1/15/2018	2,219,875
2,500,000	[1,2]	International Lease Finance Corp., Sr. Note, Series 144A, 8.625%, 9/15/2015	2,756,250
9,300,000	[1,2]	International Lease Finance Corp., Sr. Note, Series 144A, 8.75%, 3/15/2017	10,485,750
1,400,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	1,536,500
350,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.875%, 9/1/2017	396,375
Annual Shareholder Report

Principal Amount or Shares			Value
$2,525,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	2,525,000
7,725,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	7,976,062
		TOTAL	67,239,429
		Food & Beverage – 3.6%
5,350,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	5,604,125
3,025,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.80438%, 2/1/2015	3,009,875
2,100,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	2,273,250
1,675,000	[1,2]	Blue Merger Sub, Inc., Sr. Note, Series 144A, 7.625%, 2/15/2019	1,706,406
500,000	[1,2]	Darling International, Inc., Company Guarantee, Series 144A, 8.50%, 12/15/2018	546,250
4,825,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	4,625,969
3,625,000	[1,2]	Dean Foods Co., Sr. Note, Series 144A, 9.75%, 12/15/2018	3,738,281
5,450,000	[1,2]	Michael Foods, Inc., Sr. Note, Series 144A, 9.75%, 7/15/2018	5,981,375
3,900,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	4,090,125
3,150,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	3,394,125
325,000		Reddy Ice Corp., Sr. Secd. Note, 11.25%, 3/15/2015	340,438
3,600,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	3,888,000
575,000		TreeHouse Foods, Inc., Sr. Unsecd. Note, 7.75%, 3/1/2018	621,000
		TOTAL	39,819,219
		Gaming – 5.1%
3,125,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	3,339,844
2,650,000	[1,2]	Ameristar Casinos, Inc., Series 144A, 7.50%, 4/15/2021	2,663,250
3,275,000		Ameristar Casinos, Inc., Company Guarantee, 9.25%, 6/1/2014	3,614,781
4,275,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, Series 144A, 7.25%, 2/15/2015	4,381,875
5,600,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	6,391,000
4,575,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	4,643,625
10,125,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	9,618,750
400,000		MGM Mirage, Inc., Sr. Secd. Note, 10.375%, 5/15/2014	460,000
775,000		MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	891,250
900,000		MGM Mirage, Inc., Sr. Unsecd. Note, 11.375%, 3/1/2018	1,003,500
2,900,000		Peninsula Gaming, LLC, Company Guarantee, 10.75%, 8/15/2017	3,197,250
1,875,000		Peninsula Gaming, LLC, Sr. Secd. Note, 8.375%, 8/15/2015	2,010,937
425,000	[1,2]	Peninsula Gaming, LLC, Sr. Secd. Note, Series 144A, 8.375%, 8/15/2015	455,813
2,875,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	2,936,094
Annual Shareholder Report

Principal Amount or Shares			Value
$775,000		Penn National Gaming, Inc., Sr. Sub., 8.75%, 8/15/2019	859,281
2,750,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, Series 144A, 8.00%, 9/15/2013	2,763,750
3,480,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	3,444,226
625,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	664,063
1,175,000		Wynn Las Vegas LLC, 1st Mtg. Bond, 7.875%, 11/1/2017	1,266,062
1,175,000		Wynn Las Vegas LLC, 1st Mtg. Note, 7.75%, 8/15/2020	1,251,375
1,375,000	[1,2]	Yonkers Racing Corp., Sr. Secd. Note, Series 144A, 11.375%, 7/15/2016	1,536,562
		TOTAL	57,393,288
		Health Care – 8.5%
3,975,000		Alere, Inc., Company Guarantee, 9.00%, 5/15/2016	4,253,250
1,775,000		Alere, Inc., Sr. Note, 7.875%, 2/1/2016	1,861,531
3,025,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	3,259,438
350,000		Bio-Rad Laboratories, Inc., Sr. Sub., 8.00%, 9/15/2016	389,375
9,650,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	10,808,000
4,250,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	4,324,375
1,875,000	[1,2]	Grifols SA, Sr. Note, Series 144A, 8.25%, 2/1/2018	1,933,594
1,625,000	[1,2]	HCA Holdings, Inc, Sr. Unsecd. Note, Series 144A, 7.75%, 5/15/2021	1,702,188
3,100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	2,859,750
11,491,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	12,410,280
2,825,000		HCA, Inc., Sr. Secd. Note, 8.50%, 4/15/2019	3,149,875
7,575,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	8,190,469
500,000		HCA, Inc., Sr. Secd. Note, 9.875%, 2/15/2017	562,500
5,225,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	5,616,875
4,275,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	4,403,250
625,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	665,625
825,000	[1,2]	STHI Holding Corp., Series 144A, 8.00%, 3/15/2018	858,000
5,175,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	5,498,437
1,525,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 3.83406%, 6/1/2015	1,486,875
3,225,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	3,382,219
7,525,781		VWR Funding, Inc., Company Guarantee, 10.25%, 7/15/2015	7,996,142
4,550,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	4,680,812
1,700,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	1,759,471
1,325,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	1,369,562
Annual Shareholder Report

Principal Amount or Shares			Value
$1,075,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	1,140,242
		TOTAL	94,562,135
		Industrial — Other – 4.6%
2,450,000		American Tire Distributors, Inc., Sr. Secd. Note, 9.75%, 6/1/2017	2,707,250
1,125,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	1,205,156
1,050,000	[1,2]	Atkore International, Inc., Sr. Secd. Note, Series 144A, 9.875%, 1/1/2018	1,126,125
1,175,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, Series 144A, 11.50%, 7/1/2013	1,022,250
2,400,000		Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	2,673,000
1,825,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	1,877,469
3,100,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	3,270,500
1,450,000	[1,2]	Dresser-Rand Group, Inc., Sr. Sub., Series 144A, 6.50%, 5/1/2021	1,502,563
2,700,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	2,797,875
1,675,000	[1,2]	Griffon Corp., Company Guarantee, Series 144-A, 7.125%, 4/1/2018	1,712,687
2,675,000	[1,2]	International Wire Group, Sr. Secd. Note, Series 144A, 9.75%, 4/15/2015	2,852,219
5,025,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	4,999,875
3,250,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	3,371,875
1,275,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	1,424,813
3,225,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	3,168,562
3,300,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	3,580,500
3,225,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	3,567,656
2,875,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	2,932,500
2,275,000		The Hillman Group, Inc., Company Guarantee, 10.875%, 6/1/2018	2,536,625
1,175,000	[1,2]	The Hillman Group, Inc., Company Guarantee, Series 144A, 10.875%, 6/1/2018	1,310,125
1,050,000		Thermon Industries, Inc., Sr. Secd. Note, Series WI, 9.50%, 5/1/2017	1,139,250
		TOTAL	50,778,875
		Lodging – 0.6%
1,475,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	1,534,000
3,450,000		Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015	3,540,563
1,625,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	1,683,906
		TOTAL	6,758,469
		Media - Cable – 1.8%
725,000	[1,2]	Cequel Communications Holdings, Sr. Note, Series 144A, 8.625%, 11/15/2017	759,437
Annual Shareholder Report

Principal Amount or Shares			Value
$1,075,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	1,128,750
625,000		Charter Communications Holdings II, Company Guarantee, Series WI, 7.875%, 4/30/2018	667,188
475,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	518,938
2,000,000		Charter Communications Holdings II, Sr. Note, 13.50%, 11/30/2016	2,405,000
2,800,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	2,884,000
775,000	[1,2]	Charter Communications Holdings II, Sr. Note, Series 144A, 7.00%, 1/15/2019	796,312
3,675,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	3,900,094
1,650,000	[1,2]	Insight Communication Co., Sr. Note, Series 144A, 9.375%, 7/15/2018	1,839,750
4,600,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	5,255,500
		TOTAL	20,154,969
		Media - Non-Cable – 8.2%
625,000	[1,2]	Citadel Broadcasting Corp., Company Guarantee, Series 144A, 7.75%, 12/15/2018	680,469
1,700,000	[1,2]	Clear Channel Communications, Inc., Company Guarantee Note, Series 144A, 9.00%, 3/1/2021	1,704,250
2,025,000		Clear Channel Outdoor Holdings, Inc., Company Guarantee, Series B, 9.25%, 12/15/2017	2,230,031
475,000		Clear Channel Worldwide, Company Guarantee, 9.25%, 12/15/2017	521,313
1,000,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	1,070,000
3,975,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, Series 144A, 13.375%, 7/15/2016	4,452,000
5,725,000	[3]	Idearc, Inc., Company Guarantee (Litigation Trust Interests), 8.00%, 11/15/2016	42,938
2,575,000	[1,2]	Intelsat Jackson Holdings S.A., Company Guarantee, Series 144A, 7.25%, 4/1/2019	2,591,094
1,700,000	[1,2]	Intelsat Jackson Holdings S.A., Company Guarantee, Series 144A, 7.50%, 4/1/2021	1,712,750
9,300,000		Intelsat Jackson Holdings S.A., Sr. Note, 11.25%, 6/15/2016	9,962,625
2,575,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Note, Series 144A, 8.50%, 11/1/2019	2,781,000
6,450,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 9.50%, 2/1/2015	6,708,000
1,875,000		Interpublic Group Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	2,240,625
900,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	969,750
3,200,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	3,280,000
1,625,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	1,665,625
4,300,000		MDC Partners, Inc., Company Guarantee, 11.00%, 11/1/2016	4,837,500
5,850,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, Series 144A, 11.375%, 11/15/2014	5,235,750
Annual Shareholder Report

Principal Amount or Shares			Value
$1,400,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 0.5/7.00%, 1/15/2014	1,373,750
3,760,379		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	3,675,770
1,300,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.50%, 5/1/2016	1,537,250
2,492,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	2,946,790
1,075,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, Series 144A, 7.75%, 10/15/2018	1,158,312
2,725,000	[1,2]	ProQuest Co., Company Guarantee, Series 144A, 9.00%, 10/15/2018	2,820,375
1,725,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	1,798,312
2,900,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, Series 144A, 10.375%, 9/1/2014	3,016,000
4,175,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	4,696,875
2,375,000	[1,2]	Sirius XM Radio Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	2,683,750
6,800,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	7,029,500
2,550,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, Series 144A, 13.00%, 8/1/2013	3,040,875
2,525,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	2,676,500
		TOTAL	91,139,779
		Metals & Mining – 0.2%
2,975,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	297
2,400,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
2,175,000		Aquilex Holdings, Company Guarantee, 11.125%, 12/15/2016	2,308,219
		TOTAL	2,308,516
		Packaging – 3.5%
1,575,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	1,712,813
2,500,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	2,575,000
1,850,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	1,850,000
1,450,000	[1,2]	Bway Holding Co., Sr. Note, Series 144A, 10.00%, 6/15/2018	1,602,250
3,725,000	[1,2]	Bway Holding Co., Sr. PIK Deb., Series 144A, 10.12%, 11/1/2015	3,855,375
1,050,000		Crown Americas, LLC, Company Guarantee, 7.625%, 5/15/2017	1,147,125
1,000,000	[1,2]	Crown Americas, LLC, Sr. Note, Series 144A, 6.25%, 2/1/2021	1,022,500
2,450,000		Graham Packaging Co., Company Guarantee, 8.25%, 1/1/2017	2,639,875
3,125,000		Graham Packaging Co., Company Guarantee, 8.25%, 10/1/2018	3,367,187
475,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	521,313
825,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 7.375%, 5/15/2016	908,531
Annual Shareholder Report

Principal Amount or Shares			Value
$3,100,000	[1,2]	Packaging Dynamics Corp., Series 144A, 8.75%, 2/1/2016	3,185,250
2,800,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 8.50%, 5/15/2018	2,849,000
2,850,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.00%, 4/15/2019	2,964,000
1,400,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.125%, 4/15/2019	1,442,000
3,575,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2016	3,798,437
600,000	[1,2]	Reynolds Group, Sr. Unsecd. Note, Series 144A, 8.25%, 2/15/2021	597,000
2,475,000		Rock-Tenn Co., Company Guarantee, 9.25%, 3/15/2016	2,734,875
		TOTAL	38,772,531
		Paper – 1.4%
1,550,000		Boise Paper Holdings, LLC, Company Guarantee, 9.00%, 11/1/2017	1,728,250
975,000		Cascades, Inc., Company Guarantee, Series WI, 7.875%, 1/15/2020	1,033,500
375,000	[1,2]	Clearwater Paper Corp., Sr. Note, Series 144A, 7.125%, 11/1/2018	394,688
775,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	879,625
3,975,000	[1,2]	Georgia-Pacific Corp., Company Guarantee, Series 144A, 8.25%, 5/1/2016	4,511,625
425,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	473,875
600,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	645,750
4,205,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	4,320,637
1,300,000	[1,2]	Sappi Paper Holding AG, Sr. Secd. Note, Series 144A, 12.00%, 8/1/2014	1,497,086
		TOTAL	15,485,036
		Restaurants – 1.7%
900,000		Burger King Corp., Company Guarantee, Series WI, 9.875%, 10/15/2018	957,375
5,400,000	[1,2]	DineEquity Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/30/2018	5,886,000
4,386,000	[1,2]	Dunkin' Finance Corp., Sr. Note, Series 144A, 9.625%, 12/1/2018	4,490,168
4,775,000		NPC International, Inc., Company Guarantee, 9.50%, 5/1/2014	4,906,312
3,025,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.810%, 3/15/2014	2,964,500
		TOTAL	19,204,355
		Retailers – 4.6%
3,125,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	3,617,187
925,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	1,008,250
3,675,000	[1,2]	Gymboree Corp., Sr. Note, Series 144A, 9.125%, 12/1/2018	3,583,125
1,100,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	1,053,250
4,100,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	4,161,500
Annual Shareholder Report

Principal Amount or Shares			Value
$2,400,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	2,766,000
600,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.65%, 7/15/2024	615,000
475,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 1/15/2032	475,000
850,000		Macy's Retail Holdings, Inc., Company Guarantee, 7.00%, 2/15/2028	862,750
5,175,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	5,563,125
600,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.125%, 4/15/2017	633,000
1,900,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	2,004,500
5,275,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	5,762,937
1,000,000		The Yankee Candle Co., Inc., Sr. Note, 8.50%, 2/15/2015	1,042,500
6,625,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	7,080,469
4,725,000		Toys 'R' Us, Inc., Company Guarantee, Series WI, 10.75%, 7/15/2017	5,386,500
4,825,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	5,011,969
1,250,000	[1,2]	YCC Holdings LLC, Sr. Note, Series 144A, 10.25%, 2/15/2016	1,265,625
		TOTAL	51,892,687
		Services – 2.1%
2,025,000	[1,2]	Bankrate, Inc., Company Guarantee, Series 144A, 11.75%, 7/15/2015	2,313,563
4,200,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	4,546,500
55,000		KAR Holdings, Inc., Company Guarantee, 10.00%, 5/1/2015	58,231
3,075,000		KAR Holdings, Inc., Company Guarantee, 8.75%, 5/1/2014	3,190,313
3,025,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	3,335,062
6,125,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	6,615,000
3,225,000	[1,2]	West Corp., Sr. Note, Series 144A, 7.875%, 1/15/2019	3,293,531
		TOTAL	23,352,200
		Technology – 10.2%
5,300,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	5,485,500
850,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	877,625
1,750,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 12/15/2017	1,828,750
4,325,000	[1,2]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	4,411,500
3,850,000	[1,2]	Aspect Software, Inc., Sr. Note, Series 144A, 10.625%, 5/15/2017	4,138,750
7,375,000	[1,2]	CDW Escrow Corp., Sr. Note, Series 144A, 8.50%, 4/1/2019	7,402,656
1,875,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	1,959,375
3,250,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	3,412,500
5,400,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, Series 144A, 12.50%, 10/1/2015	5,865,750
Annual Shareholder Report

Principal Amount or Shares			Value
$575,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.625%, 7/15/2017	626,031
800,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.875%, 7/15/2020	878,000
3,800,000	[1,2]	Freescale Semiconductor, Inc., Series 144A, 10.75%, 8/1/2020	4,284,500
3,750,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	4,125,000
4,600,000		GXS WORLDWIDE INC., Sr. Secd. Note, 9.75%, 6/15/2015	4,703,500
3,050,000	[1,2]	Interactive Data Corp., Sr. Note, Series 144A, 10.25%, 8/1/2018	3,438,875
3,150,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	3,567,375
3,250,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	3,400,312
3,650,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	4,097,125
4,100,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	4,335,750
4,625,000	[1,2]	SITEL Corp., Sr. Unsecd. Note, Series 144A, 11.50%, 4/1/2018	4,330,156
1,487,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	1,544,621
2,600,000	[1,2]	Seagate Technology HDD Holdings, Company Guarantee, Series 144A, 7.75%, 12/15/2018	2,704,000
2,675,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	2,818,781
3,350,000	[1,2]	Spansion, Inc., Company Guarantee, Series 144A, 7.875%, 11/15/2017	3,425,375
4,000,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	4,300,000
700,000		SunGard Data Systems, Inc., Company Guarantee, 10.625%, 5/15/2015	770,875
1,975,000	[1,2]	SunGard Data Systems, Inc., Sr. Note, Series 144A, 7.375%, 11/15/2018	2,029,313
1,950,000	[1,2]	SunGard Data Systems, Inc., Sr. Note, Series 144A, 7.625%, 11/15/2020	2,013,375
5,875,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	6,183,437
3,650,000	[1,2]	Syniverse Holdings, Inc., Sr. Note, Series 144A, 9.125%, 1/15/2019	3,887,250
4,050,000		Terremark Worldwide, Inc., Sr. Secd. Note, Series WI, 12.00%, 6/15/2017	5,032,125
1,425,000	[1,2]	Trans Union LLC, Company Guarantee, Series 144A, 11.375%, 6/15/2018	1,635,188
1,525,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	1,719,438
2,450,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 12.00%, 1/15/2015	2,780,750
		TOTAL	114,013,558
		Transportation – 1.1%
4,200,000		Avis Budget Group, Inc., Company Guarantee, 8.25%, 1/15/2019	4,420,500
2,175,000		Avis Budget Group, Inc., Company Guarantee, 9.625%, 3/15/2018	2,414,250
400,000	[1,2]	CEVA Group PLC, Sr. Secd. Note, Series 144A, 11.625%, 10/1/2016	442,000
Annual Shareholder Report

Principal Amount or Shares			Value
$2,150,000	[1,2]	Hertz Corp., Company Guarantee, Series 144A, 6.75%, 4/15/2019	2,141,937
1,516,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	1,561,480
1,550,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	1,689,500
		TOTAL	12,669,667
		Utility - Electric – 2.4%
3,500,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	3,640,000
2,950,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	2,304,688
3,525,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	3,013,875
1,053,268	[1,2]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	1,009,851
3,650,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	3,814,250
4,975,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	5,161,562
1,825,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2018	1,895,719
3,400,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	3,502,425
4,775,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI, 10.25%, 11/1/2015	2,817,250
		TOTAL	27,159,620
		Utility - Natural Gas – 3.3%
4,600,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	4,795,500
4,825,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	5,283,375
2,325,000		El Paso Corp., Sr. Note, 8.05%, 10/15/2030	2,655,248
3,900,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	4,260,750
1,050,000	[1,2]	Ferrellgas, L.P., Sr. Note, Series 144A, 6.50%, 5/1/2021	1,023,750
2,750,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	2,750,000
504,000		Inergy LP, Company Guarantee, 8.75%, 3/1/2015	546,840
4,150,000	[1,2]	Inergy LP, Sr. Note, Series 144A, 6.875%, 8/1/2021	4,331,562
4,025,000		Niska Gas Storage US, LLC, Company Guarantee, Series WI, 8.875%, 3/15/2018	4,397,312
1,225,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	1,399,563
1,875,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	2,006,250
3,275,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	3,340,500
		TOTAL	36,790,650
		Wireless Communications – 3.8%
225,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	258,750
2,725,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	3,208,688
3,775,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 8.875%, 1/15/2015	3,950,537
3,550,251	[1]	Digicel Ltd., Sr. Note, Series 144A, 9.125%, 1/15/2015	3,727,764
775,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	825,375
Annual Shareholder Report

Principal Amount or Shares			Value
$5,200,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	5,206,500
825,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	886,875
6,150,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	6,203,812
500,000		SBA Communications, Corp., Company Guarantee, 8.00%, 8/15/2016	546,875
10,400,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	10,790,000
2,125,000		Sprint Nextel Corp., Sr. Unsecd. Note, 8.375%, 8/15/2017	2,377,344
4,150,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	4,186,312
		TOTAL	42,168,832
		Wireline Communications – 0.1%
450,000		TW Telecom, Inc., Company Guarantee, Series WI, 8.00%, 3/1/2018	487,688
625,000		Windstream Corp., Company Guarantee, 8.125%, 9/1/2018	670,312
		TOTAL	1,158,000
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,021,831,757)	1,084,712,655
		COMMON STOCKS – 0.0%
		Lodging – 0.0%
1,750	[1,3,5]	Motels of America, Inc.	0
		Media - Non-Cable – 0.0%
46	[3,5]	Sullivan Graphics, Inc.	0
		Metals & Mining – 0.0%
237,797	[1,3,5]	Royal Oak Mines, Inc.	5,764
		Other – 0.0%
746	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $7,641,981)	5,764
		PREFERRED STOCK – 0.3%
		Finance - Commercial – 0.3%
3,565	[1,2]	Ally Financial, Inc., Pfd., Series 144A, Annual Dividend, 7.00% (IDENTIFIED COST $1,104,130)	3,317,455
		MUTUAL FUND – 1.4%
16,045,014	[6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21% (AT NET ASSET VALUE)	16,045,014
		TOTAL INVESTMENTS — 98.8% (IDENTIFIED COST $1,046,622,882) [8]	1,104,080,888
		OTHER ASSETS AND LIABILITIES - NET — 1.2% [9]	12,949,458
		TOTAL NET ASSETS — 100%	$1,117,030,346
Annual Shareholder Report

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2011, these restricted securities amounted to $371,923,139, which represented 33.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At March 31, 2011, these liquid restricted securities amounted to $359,946,261, which represented 32.2% of total net assets.
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Affiliated holding.
7	7-Day net yield.
8	The cost of investments for federal tax purposes amounts to $1,067,341,407.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, is applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Annual Shareholder Report

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$1,084,712,358	$297	$1,084,712,655
Equity Securities:
Common Stock
Domestic	—	—	0	0
International	—	—	5,764	5,764
Preferred Stock
Domestic	—	3,317,455	—	3,317,455
Mutual Fund	16,045,014	—	—	16,045,014
TOTAL SECURITIES	$16,045,014	$1,088,029,813	$6,061	$1,104,080,888

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Corporate Bonds Securities	Investments in Common Stock — Domestic Securities	Investments in Common Stock — International Securities
Balance as of April 1, 2010	$0	$32	$5,502
Change in unrealized appreciation (depreciation)	5,759,109	(32)	262
Net purchases (sales)	(29,018)	—	—
Realized gain (loss)	(5,780,063)	—	—
Transfer in and/or out of Level 3	50,269 [1]	—	—
Balance as of March 31, 2011	$297	$0	$5,764
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at March 31, 2011	$(20,953)	$ —	$262
1	Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. Transfers shown represent the value of the securities at the beginning of the period.

The following acronym is used throughout this portfolio:

PIK	— Payment in Kind

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities

March 31, 2011

Assets:
Total investments in securities, at value including $16,045,014 of investments in an affiliated issuer (Note 5) (identified cost $1,046,622,882)		$1,104,080,888
Income receivable		25,800,087
Receivable for investments sold		4,194,151
Receivable for shares sold		1,912,144
TOTAL ASSETS		1,135,987,270
Liabilities:
Payable for investments purchased	$16,144,551
Payable for shares redeemed	1,958,186
Payable for distribution services fee (Note 5)	181,513
Payable for shareholder services fee (Note 5)	375,650
Accrued expenses	297,024
TOTAL LIABILITIES		18,956,924
Net assets for 145,012,859 shares outstanding		$1,117,030,346
Net Assets Consist of:
Paid-in capital		$1,277,897,413
Net unrealized appreciation of investments		57,458,006
Accumulated net realized loss on investments and foreign currency transactions		(219,731,222)
Undistributed net investment income		1,406,149
TOTAL NET ASSETS		$1,117,030,346
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($833,523,026 ÷ 108,160,198 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized		$7.71
Offering price per share (100/95.50 of $7.71)		$8.07
Redemption proceeds per share (98.00/100 of $7.71)		$7.56
Class B Shares:
Net asset value per share ($114,006,062 ÷ 14,817,425 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized		$7.69
Offering price per share		$7.69
Redemption proceeds per share (92.50/100 of $7.69)		$7.11
Class C Shares:
Net asset value per share ($169,501,258 ÷ 22,035,236 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized		$7.69
Offering price per share		$7.69
Redemption proceeds per share (97.00/100 of $7.69)		$7.46

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations

Year Ended March 31, 2011

Investment Income:
Interest		$96,119,902
Dividends (including $17,535 received from an affiliated issuer (Note 5))		278,499
TOTAL INCOME		96,398,401
Expenses:
Investment adviser fee (Note 5)	$8,129,201
Administrative fee (Note 5)	847,417
Custodian fees	44,597
Transfer and dividend disbursing agent fees and expenses	1,212,432
Directors'/Trustees' fees	15,498
Auditing fees	27,625
Legal fees	7,961
Portfolio accounting fees	187,388
Distribution services fee — Class B Shares (Note 5)	978,730
Distribution services fee — Class C Shares (Note 5)	1,193,368
Shareholder services fee — Class A Shares (Note 5)	1,970,880
Shareholder services fee — Class B Shares (Note 5)	326,243
Shareholder services fee — Class C Shares (Note 5)	396,926
Account administration fee — Class A Shares	1,203
Account administration fee — Class C Shares	332
Share registration costs	84,750
Printing and postage	118,930
Insurance premiums	6,218
Taxes	54,284
Miscellaneous	14,427
TOTAL EXPENSES	15,618,410
Annual Shareholder Report

Statement of Operations — continued
Waiver and Reimbursements (Note 5):
Reimbursement of investment adviser fee	$(9,110)
Waiver of administrative fee	(22,574)
Reimbursement of shareholder services fee — Class A Shares	(19,303)
TOTAL WAIVER AND REIMBURSEMENTS		$(50,987)
Net expenses			$15,567,423
Net investment income			80,830,978
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(10,576,675)
Net change in unrealized depreciation of investments			62,998,594
Net realized and unrealized gain on investments			52,421,919
Change in net assets resulting from operations			$133,252,897

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended March 31	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$80,830,978	$81,316,161
Net realized loss on investments and foreign currency transactions	(10,576,675)	(39,196,924)
Net change in unrealized appreciation/depreciation of investments	62,998,594	314,940,754
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	133,252,897	357,059,991
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(61,901,095)	(56,994,383)
Class B Shares	(9,199,535)	(12,053,440)
Class C Shares	(11,195,204)	(10,159,084)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(82,295,834)	(79,206,907)
Share Transactions:
Proceeds from sale of shares	215,854,367	291,849,303
Net asset value of shares issued to shareholders in payment of distributions declared	65,623,154	59,896,680
Cost of shares redeemed	(282,121,111)	(271,706,566)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(643,590)	80,039,417
Redemption Fees	95,809	158,088
Change in net assets	50,409,282	358,050,589
Net Assets:
Beginning of period	1,066,621,064	708,570,475
End of period (including undistributed net investment income of $1,406,149 and $1,336,359, respectively)	$1,117,030,346	$1,066,621,064

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

March 31, 2011

1. ORGANIZATION

Federated High Income Bond Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Annual Shareholder Report

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those Annual Shareholder Report terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended March 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Annual Shareholder Report

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at March 31, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
CVC Claims Litigation LLC	3/26/1997 – 6/18/1997	$7,280,944	$0
Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	3/16/2010	$225,000	$258,750
Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	3/6/2009 – 1/5/2010	$2,733,638	$3,208,688
Digicel Ltd., Sr. Note, Series 144A, 8.875%, 1/15/2015	2/22/2007 – 5/1/2009	$3,084,125	$3,950,537
Digicel Ltd., Sr. Note, Series 144A, 9.125%, 1/15/2015	2/22/2007 – 8/12/2008	$3,467,248	$3,727,764
Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	11/23/2009	$764,344	$825,375
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$3,283,529	$0
Motels of America, Inc.	8/30/1994	$117,506	$0
Royal Oak Mines, Inc.	7/31/1998 – 2/24/1999	$26,419	$5,764

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended March 31	2011		2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	21,843,305	$163,557,492	33,409,379	$218,320,784
Shares issued to shareholders in payment of distributions declared	6,708,449	49,949,285	6,609,446	44,006,770
Shares redeemed	(24,319,426)	(181,741,116)	(25,398,994)	(172,685,946)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	4,232,328	$31,765,661	14,619,831	$89,641,608
Annual Shareholder Report

Year Ended March 31	2011		2010
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	2,117,230	$15,814,473	3,297,882	$21,547,337
Shares issued to shareholders in payment of distributions declared	942,019	6,991,134	1,285,270	8,488,828
Shares redeemed	(8,688,788)	(64,879,786)	(10,114,671)	(67,287,653)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(5,629,539)	$(42,074,179)	(5,531,519)	$(37,251,488)
Year Ended March 31	2011		2010
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	4,877,339	$36,482,402	7,977,583	$51,981,182
Shares issued to shareholders in payment of distributions declared	1,167,876	8,682,735	1,109,011	7,401,082
Shares redeemed	(4,764,041)	(35,500,209)	(4,621,168)	(31,732,967)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,281,174	$9,664,928	4,465,426	$27,649,297
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(116,037)	$(643,590)	13,553,738	$80,039,417

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares and Class C Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the year ended March 31, 2011, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $69,934, $11,925 and $13,950, respectively. For the year ended March 31, 2010, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $110,837, $25,658 and $21,593, respectively.

Annual Shareholder Report

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for discount accretion/premium amortization on debt securities, defaulted securities and expiration of capital loss carryforwards.

For the year ended March 31, 2011, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(297,871,768)	$1,534,646	$296,337,122

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2011 and 2010, was as follows:

	2011	2010
Ordinary income	$82,295,834	$79,206,907

As of March 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,234,577
Net unrealized appreciation	$36,739,481
Capital loss carryforwards and deferrals	$(199,841,125)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for discount accretion/premium amortization on debt securities and defaulted securities.

At March 31, 2011, the cost of investments for federal tax purposes was $1,067,341,407. The net unrealized appreciation of investments for federal tax purposes was $36,739,481. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $63,306,002 and net unrealized depreciation from investments for those securities having an excess of cost over value of $26,566,521.

Annual Shareholder Report

At March 31, 2011, the Fund had a capital loss carryforward of $197,740,419 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2012	$108,709,413
2015	$4,718,377
2016	$2,637,413
2017	$9,669,785
2018	$42,203,221
2019	$29,802,210

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Capital loss carryforwards of $297,612,303 expired during the year ended March 31, 2011.

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of March 31, 2011, for federal income tax purposes, post October losses of $2,100,706 were deferred to April 1, 2011.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Annual Shareholder Report

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $22,574 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended March 31, 2011, FSC retained $249,006 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended March 31, 2011, FSC retained $148,615 in sales charges from the sale of Class A Shares. FSC also retained $37 of CDSC relating to redemptions of Class A Shares and $10,390 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended March 31, 2011, FSSC voluntarily reimbursed $19,303 of Service Fees. For the year ended March 31, 2011, FSSC received $99,247 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.23%, 1.99% and 1.99% (the “Fee Limit”), respectively, up to but not including the later Annual Shareholder Report of (the “Termination Date”): (a) June 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

Interfund Transactions

During the year ended March 31, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $200,500 and $0, respectively.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended March 31, 2011, the Adviser reimbursed $9,110. Transactions involving affiliated holding during the year ended March 31, 2011, were as follows:

Affiliate	Balance of Shares Held 3/31/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2011	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	13,477,441	263,630,624	261,063,051	16,045,014	$16,045,014	$17,535

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended March 31, 2011, were as follows:

Purchases	$428,463,493
Sales	$440,028,480

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2011, there were no outstanding loans. During the year ended March 31, 2011, the Fund did not utilize the LOC.

Annual Shareholder Report

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2011, there were no outstanding loans. During the year ended March 31, 2011, the program was not utilized.

9. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended March 31, 2011, 0.32% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income distributions made by the Fund during the year ended March 31, 2011, 0.32% qualify for the dividend received deduction available to corporate shareholders.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF directors AND SHAREHOLDERS of federated high income bond fund, inc.:

We have audited the accompanying statement of assets and liabilities of Federated High Income Bond Fund, Inc. (the “Fund”), including the portfolio of investments, as of March 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2011, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated High Income Bond Fund, Inc. at March 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
May 24, 2011

Annual Shareholder Report

Board of Directors and Fund Officers

The Board of Directors is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Fund comprised one portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.

Interested DIRECTORS Background

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Director Began serving: September 1975	Principal Occupations : Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.

Previous Positions : Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Began serving: July 1987	Principal Occupations : Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT DIRECTORS Background

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Director Began serving: November 1999	Principal Occupation : Director or Trustee of the Federated Fund Family.

Other Directorship Held : Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).

Previous Position : Partner, Andersen Worldwide SC.

Qualifications : Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Director Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Family.
Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Qualifications : Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Director Began serving: August 2009	Principal Occupations : Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held : Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.

Previous Position : Pennsylvania Superior Court Judge.

Qualifications : Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Director Began serving: August 1991	Principal Occupation : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Qualifications : Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Began serving: January 1999	Principal Occupations : Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).

Qualifications : Banking, business management, education and director experience.
R. James Nicholson Birth Date: February 4, 1938 Director Began serving: January 2008	Principal Occupations : Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held : Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions : Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Qualifications : Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Director Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).

Other Directorships Held : Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

Qualifications : Business management, mutual fund, director and investment experience.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Director Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

Qualifications : Business management and director experience.
James F. Will Birth Date: October 12, 1938 Director Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

Qualifications : Business management, education and director experience.

OFFICERS

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: September 1975	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Annual Shareholder Report

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Began serving: November 1998	Principal Occupations : Mark E. Durbiano has been the Fund's Portfolio Manager since January 1987. He is Vice President of the Fund. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano has received the Chartered Financial Analyst designation and an M.B.A. in Finance from the University of Pittsburgh.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2010

Federated High Income Bond Fund, Inc. (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Annual Shareholder Report

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Annual Shareholder Report

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated High Income Bond Fund, Inc.
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314195108
Cusip 314195207
Cusip 314195306

8042507 (5/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4.                      Principal Accountant Fees and Services

(a)           Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $27,600

Fiscal year ended 2010 - $27,600

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $24

Fiscal year ended 2010 - $31

Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $0

Fiscal year ended 2010 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $0

Fiscal year ended 2010 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2011 – 0%

Fiscal year ended 2010 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2011 – 0%

Fiscal year ended 2010 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2011 – 0%

Fiscal year ended 2010 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
Fiscal year ended 2011 - $292,632

Fiscal year ended 2010 - $358,115

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated High Income Bond Fund, Inc.

By                      /S/Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date                      May 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                      /S/J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date                      May 23, 2011

By                      /S/Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date                      May 23, 2011